Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable	€ 652	€ 585
Shire contingent consideration arising from acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable	€ 585	€ 531
Increase in fair value of liability	13.00%